RELATED PARTY BALANCES AND TRANSACTIONS (Details) In Thousands, unless otherwise specified					12 Months Ended																									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 WSP China USD ($)	Dec. 31, 2012 WSP China Affiliates USD ($)	Dec. 31, 2012 Wuxi Eastar Co., Ltd USD ($)	Dec. 31, 2011 Wuxi Eastar Co., Ltd USD ($)	Dec. 31, 2010 Wuxi Eastar Co., Ltd USD ($)	Dec. 31, 2012 Wuxi Eastar Co., Ltd WSP Pipe USD ($)	Dec. 31, 2012 Wuxi Eastar Co., Ltd WSP Pipe Maximum	Dec. 31, 2012 WXQH USD ($)	Dec. 31, 2011 WXQH USD ($)	Dec. 31, 2010 WXQH USD ($)	Dec. 31, 2012 Wuxi Bright Wanbang USD ($)	Dec. 31, 2011 Wuxi Bright Wanbang USD ($)	Dec. 31, 2010 Wuxi Bright Wanbang USD ($)	Dec. 31, 2012 XYAH USD ($)	Dec. 31, 2011 XYAH USD ($)	Dec. 31, 2010 XYAH USD ($)	Dec. 31, 2012 WXLH USD ($)	Dec. 31, 2011 WXLH USD ($)	Dec. 31, 2010 WXLH USD ($)	Dec. 31, 2012 WXLH WSP China	Dec. 31, 2012 Liaoning Daxing Group USD ($)	Dec. 31, 2011 Liaoning Daxing Group USD ($)	Dec. 31, 2010 Liaoning Daxing Group USD ($)	Dec. 31, 2012 Mr. Longhua Piao USD ($)	Dec. 31, 2012 Mr. Longhua Piao Affiliates USD ($)	Jan. 26, 2011 Mr. Longhua Piao WSP Pipe USD ($)	Jan. 26, 2011 Mr. Longhua Piao WSP Pipe THB	Dec. 31, 2012 WXAH USD ($)	Dec. 31, 2011 WXAH USD ($)	Dec. 31, 2010 WXAH USD ($)	Dec. 31, 2012 WSP Holdings and Houston OCTG WSP Pipe USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 2,294	$ 148			$ 2,294	$ 148
Amounts due to related parties	3,740	17,939								1,126	891		527	961		1,869	1,486			11,110			218	3,491
Sales of goods					10,535	12							875	3,351	2,326
Sales of waste materials																								19						15	19	13
Purchases of property, plant and equipment					2,837	6,307	20,530	2,500																16	4,173
Purchases of goods					20,018			17,200					1,046			2,676	3,069	2,053
Sale of property, plant and equipment													7											30
Transportation charges										1,744	1,665	1,082											225	528	176
Rental of premises and vehicles																			119	844	805			41	23
Electricity charges																									127
Antirust service charges																								108
Anticorrosion service charges													2,631	6,371	3,301
Purchase of raw materials, accessories, machinery and pipes								19,700
Retention percentage of VAT export rebate on the purchases of goods									13.00%
Markup on purchases of property, plant and equipment (as a percent)								3.00%
Renewal period of the lease																						1 year
Renewal period of the transportation agreement										1 year
Ownership interest (as a percent)													29.00%										30.00%
Loans and facilities for which guarantees are provided			$ 241,900	$ 233,000																						$ 185,500	$ 180,700	$ 63,000	705,000				$ 69,000